Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies.
Commitments and Contingencies

18.  Commitments and Contingencies

Commitments

Upon the adoption of ASC 842, future minimum lease payments for operating lease as of December 31, 2025 are disclosed in Note 10.

Litigation

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of any unresolved matters, individually and in the aggregate, is reasonably possible to have a material adverse effect on the Group’s financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group has not recorded any material liabilities in this regard as of December 31, 2024 and 2025.